Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties
Transactions with Related Parties

Note 20.  Transactions with Related Parties

Aggregate loan transactions of the Company with directors, principal officers, their immediate families and affiliated companies in which they are principal owners (commonly referred to as related parties) as of December 31 were as follows:

	2022	2021

Balance, beginning of year	$16,072,431	$16,774,535
Loans - new Directors	2,274,378	0
New loans to existing Principal Officers/Directors	5,091,531	1,902,000
Repayment*	(7,720,758)	(2,604,104)
Balance, end of year	$15,717,582	$16,072,431

*Includes loans sold to the secondary market

Total funds of related parties on deposit with the Company were $17,015,285 and $9,220,641 at December 31, 2022 and 2021, respectively.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan.  The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan.  CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants.  The Company pays monthly management fees to CFSG for its services to the 401(k) plan amounting to $53,231 and $65,550, respectively, for the years ended December 31, 2022 and 2021.